Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 127,170	$ 41,838
Marketable securities		13,559
Prepaid expenses and other current assets	2,815	1,306
Total current assets	129,985	56,703
NON-CURRENT ASSETS:
Property, plant and equipment, net	18,238	6,298
Right-of-use assets	6,474	5,133
Other assets	786	641
Total non-current assets	25,498	12,072
Total assets	155,483	68,775
CURRENT LIABILITIES:
Trade payables	6,329	1,164
Employees and payroll accruals	4,705	3,443
Current maturities of lease liabilities	2,532	1,870
Accrued expenses and other payables	7,988	4,918
Total current liabilities	21,554	11,395
NON-CURRENT LIABILITIES:
Liabilities presented at fair value	12,043	5,221
Employee benefit liabilities, net	768	773
Lease liability	5,378	4,101
Liability to Israel Innovation Authority (IIA)	17,003	12,302
Total non-current liabilities	35,192	22,397
CONTINGENT LIABILITIES AND COMMITMENTS
Share capital -
Ordinary shares of NIS 0.01 par value - Authorized: 100,000,000 shares at December 31, 2020 and 2019; Issued and outstanding: 59,000,153 and 33,670,926 shares at December 31, 2020 and 2019, respectively	166	92
Share premium	375,280	238,992
Capital reserve due to actuarial loss	(441)	(541)
Reserve from financial assets measured at FVTOCI		4
Accumulated deficit	(276,268)	(203,564)
Total shareholders’ equity	98,737	34,983
Total liabilities and shareholders’ equity	$ 155,483	$ 68,775